General information (Details) - Capital Reorganization $ in Thousands	Jun. 15, 2022 USD ($) shares
OACB Shareholders
Class A Shareholders (in Shares)	7,226,505
Total Alvotech Shares issued to OACB shareholders (in Shares)	7,226,505
Fair value of Shares issued to OACB as of 15 June 2022 | $	$ 65,160
Adjusted net liabilities of OACB as of 15 June 2022 | $	(18,251)
Difference - being the share listing expense | $	$ 83,411
Earnout Shares [Member]
OACB Shareholders
Class A Shareholders (in Shares)	1,250,000
Total Alvotech Shares issued to OACB shareholders (in Shares)	1,250,000
Fair value of Shares issued to OACB as of 15 June 2022 | $	$ 9,100
Ordinary shares [member]
OACB Shareholders
Fair value of Shares issued to OACB as of 15 June 2022 | $	$ 56,060
Ordinary shares [member] | Class A Common Stock [Member]
OACB Shareholders
Class A Shareholders (in Shares)	976,505
Total Alvotech Shares issued to OACB shareholders (in Shares)	976,505
Ordinary shares [member] | Class B Common Stock [Member]
OACB Shareholders
Class A Shareholders (in Shares)	5,000,000
Total Alvotech Shares issued to OACB shareholders (in Shares)	5,000,000